Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Research and development	$ 119,281	$ 76,759	$ 58,320